Annual Total Returns - Class I Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Virtus Westchester Credit Event Fund
Prospectus [Line Items]
Annual Return [Percent]	4.54%	7.10%	9.56%	(4.87%)	7.57%	15.89%	12.87%	(2.93%)
Virtus Westchester Event-Driven Fund
Prospectus [Line Items]
Annual Return [Percent]	7.89%	3.26%	5.86%	(2.79%)	1.75%	6.55%	11.13%	5.27%	4.72%	2.86%